CONVERTIBLE NOTES (Details 1)	Dec. 31, 2023 Year	Dec. 19, 2022 Year
Measurement Input, Expected Dividend Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value of warrants	0
Measurement Input, Risk Free Interest Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value of warrants	5
Measurement Input, Expected Term [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value of warrants	5
Sabby L One Convertible Note [Member] | Measurement Input, Expected Dividend Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value of warrants		0
Sabby L One Convertible Note [Member] | Measurement Input, Risk Free Interest Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value of warrants		3.7
Sabby L One Convertible Note [Member] | Measurement Input, Expected Term [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value of warrants		2.5
Sabby L One Convertible Note [Member] | Fair Value, Inputs, Level 2 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fair value of warrants		129.5